T. ROWE PRICE Science & Technology Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.3%
CONSUMER/RETAIL 0.8%
Consumer Brands 0.4%
Warby Parker, Class A (1) 1,466,804 19,567
19,567
Consumer Services 0.4%
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21, Cost $11,621
(INR) (1)(2)(3) 7,289 22,118
22,118
Total Consumer/Retail 41,685
FINANCIAL SERVICES 0.4%
Payments 0.4%
Adyen (EUR) (1) 17,254 21,519
Total Financial Services 21,519
HARDWARE 3.5%
Enterprise Hardware 3.5%
Pure Storage, Class A (1) 6,529,362 178,709
Total Hardware 178,709
INDUSTRIALS 0.3%
Automobile Manufacturers 0.3%
Rivian Automotive, Class A (1)(4) 386,969 12,735
Total Industrials 12,735
INTERNET 44.3%
China Internet Media/Advertising 2.3%
58.com (1)(2) 8,367,978 —
Baidu, ADR (1) 984,583 115,679
115,679
China Internet Retail 3.4%
Alibaba Group Holding, ADR (1) 2,206,244 176,477
176,477
China Internet Services 3.1%
Kanzhun, ADR (1) 900,027 15,192
Tongcheng Travel Holdings (HKD) (1) 15,305,600 29,869
Trip.com Group, ADR (1) 4,208,453 114,933
159,994
Rest of World Internet Media/Advertising 0.0%
VK, GDR (1)(2)(5) 12,487,801 1
1
T. ROWE PRICE Science & Technology Fund

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Rest of World Internet Retail 5.0%
Auto1 Group (EUR) (1)(4) 3,573,810 22,344
boohoo Group (GBP) (1) 22,790,937 9,138
Coupang, Class A (1) 1,945,670 32,434
D-MARKET Elektronik Hizmetler ve Ticaret, ADR (1)(4) 2,818,553 2,715
MercadoLibre (1) 19,991 16,548
Zalando (EUR) (1)(4) 8,949,202 174,804
257,983
Rest of World Internet Services 4.2%
Deliveroo (GBP) (1) 24,852,435 23,363
Delivery Hero (EUR) (1) 2,900,439 105,945
Naspers, N Shares (ZAR)  710,318 88,096
217,404
U.S. Internet Media/Advertising 16.1%
Alphabet, Class A (1) 5,005,500 478,776
Meta Platforms, Class A (1) 2,310,975 313,553
Pinterest, Class A (1) 1,403,935 32,712
825,041
U.S. Internet Retail 9.2%
Amazon.com (1) 3,645,680 411,962
Etsy (1)(4) 509,627 51,029
Wayfair, Class A (1)(4) 268,473 8,739
471,730
U.S. Internet Services 1.0%
Booking Holdings (1) 13,526 22,226
DoorDash, Class A (1) 390,412 19,306
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $6,582 (1)(2)(3) 142,054 6,887
Maplebear DBA Instacart, Acquisition Date: 8/7/20, Cost $344 (1)
(2)(3) 7,421 360
48,779
Total Internet 2,273,088
IT SERVICES 3.5%
IT Services 3.5%
Accenture, Class A  699,400 179,956
Total It Services 179,956
MEDIA & ENTERTAINMENT 1.8%
Live Entertainment 0.5%
CTS Eventim (EUR) (1) 627,242 25,806
25,806

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Video Gaming 1.3%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $36,798 (1)(2)(3) 55,791 46,305
ROBLOX, Class A (1)(4) 487,471 17,471
63,776
Total Media & Entertainment 89,582
REAL ESTATE 0.4%
Real Estate 0.4%
KE Holdings, ADR (1)(4) 780,837 13,680
Opendoor Technologies, Class A (1)(4) 1,639,095 5,097
Total Real Estate 18,777
SEMICONDUCTORS 14.8%
Foundry 0.5%
Taiwan Semiconductor Manufacturing (TWD)  2,004,000 26,564
26,564
Memory 1.8%
Micron Technology  1,211,007 60,671
Samsung Electronics (KRW)  887,381 32,584
93,255
Processors 10.5%
Advanced Micro Devices (1) 2,014,847 127,661
Marvell Technology  836,200 35,881
NVIDIA  1,959,800 237,900
QUALCOMM  1,217,617 137,567
539,009
Semiconductor Capital Equipment 2.0%
ASML Holding  128,100 53,207
Lam Research  139,200 50,947
104,154
Total Semiconductors 762,982
SOFTWARE 26.5%
Back-Office Applications Software 1.7%
Intuit  100,792 39,039
Workday, Class A (1) 328,756 50,043
89,082
Collaboration and Productivity Software 2.9%
ServiceNow (1) 69,800 26,357
TeamViewer (EUR) (1) 2,986,408 23,048
Zoom Video Communications, Class A (1) 1,363,698 100,354
149,759

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Front-Office Applications Software 9.6%
HubSpot (1) 64,886 17,527
Qualtrics International, Class A (1) 2,681,433 27,297
Salesforce (1) 3,100,530 445,980
490,804
Industry-Specific Software 0.6%
Veeva Systems, Class A (1) 180,685 29,791
29,791
Infrastructure and Developer Tool Software 9.4%
Microsoft  1,992,800 464,123
MongoDB (1) 86,005 17,077
481,200
Security Software 2.3%
Fortinet (1) 1,997,150 98,120
NortonLifeLock  897,700 18,080
116,200
Total Software 1,356,836
TELECOM EQUIPMENT 1.0%
Wireline Equipment 1.0%
Arista Networks (1) 456,000 51,478
Total Telecom Equipment 51,478
Total Common Stocks (Cost $6,156,684) 4,987,347
CONVERTIBLE PREFERRED STOCKS 2.6%
CONSUMER/RETAIL 0.2%
Consumer Services 0.2%
Think & Learn, Series F, Acquisition Date: 12/23/20, Cost $14,605
(INR) (1)(2)(3) 4,539 13,773
Total Consumer/Retail 13,773
INDUSTRIALS 1.4%
Transportation Technology Services 1.4%
GM Cruise Holdings, Class F, Acquisition Date: 5/7/19,
Cost $21,889 (1)(2)(3) 1,199,400 34,783
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $25,611 (1)(2)
(3) 298,258 27,357
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $9,877 (1)(2)
(3) 107,687 9,877
Total Industrials 72,017

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
INTERNET 1.0%
Rest of World Internet Services 0.7%
Rappi, Series E, Acquisition Date: 9/8/20, Cost $33,355 (1)(2)(3) 558,273 28,768
Rappi, Series F, Acquisition Date: 7/8/21, Cost $10,111 (1)(2)(3) 156,954 8,088
36,856
U.S. Internet Services 0.3%
Maplebear DBA Instacart, Series G, Acquisition Date: 7/2/20,
Cost $14,085 (1)(2)(3) 292,877 14,199
14,199
Total Internet 51,055
SOFTWARE 0.0%
Infrastructure and Developer Tool Software 0.0%
Mesosphere, Series D, Acquisition Date: 5/4/18, Cost $22,329 (1)
(2)(3) 2,019,933 1,353
Total Software 1,353
Total Convertible Preferred Stocks (Cost $151,862) 138,198
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Treasury Reserve Fund, 3.06% (5)(6) 18,097,922 18,098
Total Short-Term Investments (Cost $18,098) 18,098
SECURITIES LENDING COLLATERAL 1.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 3.07% (5)(6) 25,852,104 25,852
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 25,852

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 3.07% (5)(6) 34,670,152 34,670
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 34,670
Total Securities Lending Collateral (Cost $60,522) 60,522
Total Investments in Securities 101.5%
(Cost $6,387,166) $ 5,204,165
Other Assets Less Liabilities (1.5)% (78,847)
Net Assets 100.0% $ 5,125,318
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$213,868 and represents 4.2% of net assets.
(4) All or a portion of this security is on loan at September 30, 2022.
(5) Affiliated Companies
(6) Seven-day yield
ADR American Depositary Receipts
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
INR Indian Rupee
KRW South Korean Won
TWD Taiwan Dollar
ZAR South African Rand

T. ROWE PRICE Science & Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
VK, GDR  $ — $ (140,755) $ —
T. Rowe Price Treasury Reserve Fund, 3.06% — — 1,170
T. Rowe Price Government Reserve Fund, 3.07% — — —++
Totals $ —# $ (140,755) $ 1,170+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
VK, GDR  $ 133,320 $ 7,436 $ — $ 1
T. Rowe Price Treasury Reserve
Fund, 3.06% 161,371  ¤  ¤ 18,098
T. Rowe Price Government
Reserve Fund, 3.07% 129,713  ¤  ¤ 60,522
Total $ 78,621^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,170 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $353,407.

T. ROWE PRICE Science & Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Science & Technology Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Science & Technology Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Science & Technology Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,328,596 $ 583,080 $ 75,671 $ 4,987,347
Convertible Preferred Stocks — — 138,198 138,198
Short-Term Investments 18,098 — — 18,098
Securities Lending Collateral 60,522 — — 60,522
Total $ 4,407,216 $ 583,080 $ 213,869 $ 5,204,165

T. ROWE PRICE Science & Technology Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2022, totaled $(196,370,000) for the period ended September 30, 2022. During the period, transfers into Level 3 resulted from a lack of marketability for the securities.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases
Transfer
Into
Level 3
Ending
Balance
9/30/22
Investment in Securities
Common Stocks $ 99,352 $ (164,437) $ 7,436 $ 133,320 $ 75,671
Convertible Preferred Stocks 170,131 (31,933) — — 138,198
Total $ 269,483 $ (196,370) $ 7,436 $ 133,320 $ 213,869
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 75,671 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
100% 100% Decrease

T. ROWE PRICE Science & Technology Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Enterprise
value to sales
multiple
2.6x
– 5.3x
4.3x Increase
Sales growth
rate
17%
– 74%
35% Increase
Enterprise
value to gross
merchandise
value multiple
0.3x
– 0.4x
0.3x Increase
Gross
merchandise
value growth
rate
18%
– 19%
18% Increase
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 138,198 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
2.6x
– 4.8x
3.8x Increase
Sales growth
rate
57%
– 74%
62% Increase
Enterprise
value to gross
profit multiple
4.5x 4.5x Increase
Enterprise
value to gross
merchandise
value multiple
0.3x
– 0.7x
0.5x Increase
Gross
merchandise
value growth
rate
18%
– 30%
27% Increase

T. ROWE PRICE Science & Technology Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F61-054Q3 09/22
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease